The Merger, Offering and Other Related Transactions	12 Months Ended
Dec. 31, 2014
The Merger, Offering and Other Related Transactions [Abstract]
The Merger, Offering and Other Related Transactions

3. The Merger, Offering and Other Related Transactions

Holdings was incorporated in the State of Nevada on January 30, 2012, as a distributor of medical supplies and equipment to municipalities, hospitals, pharmacies, care centers, and clinics in Chile. At the time of the Merger, Holdings was a “shell company” as defined in Rule 12b-2 of the Exchange Act. Holdings' fiscal year end was previously March 31 but was changed to December 31 in connection with the Merger.

On January 15, 2014, Holdings and a newly formed wholly-owned subsidiary of Holdings, Ekso Acquisition Corp. (“Acquisition Sub”) entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Ekso Bionics. Under the Merger Agreement, Acquisition Sub merged with and into Ekso Bionics, with Ekso Bionics remaining as the surviving corporation and with the stockholders of Ekso Bionics exchanging all of their common stock, preferred stock and warrants to purchase preferred stock issued and outstanding immediately prior to the closing of the Merger into an aggregate of 42,615,556 shares of Holdings' common stock and warrants to purchase 621,361 shares of common stock. In addition, options to purchase 4,989,111 shares of common stock of Ekso Bionics were converted into options to purchase 7,602,408 shares of common stock of Holdings. These shares are in addition to 5,280,368 outstanding shares of Holdings common stock held by certain pre-Merger stockholders of Holdings, consisting of 4,500,600 shares held by such stockholders prior to the Merger and an additional 779,768 shares issued to such stockholders pursuant to a provision in the Merger Agreement requiring us to issue a number of shares such that the aggregate ownership of the pre-Merger stockholders (not including any shares of common stock purchased by them in the private placement offering described below) remained approximately 6.8% of the outstanding common stock of the Company following the Merger.

Upon the closing of the Merger, under the terms of a split-off agreement and a general release agreement, Holdings transferred all of its pre-Merger operating assets and liabilities to a newly formed wholly-owned special-purpose subsidiary (“Split-Off Subsidiary”), and transferred all of the outstanding shares of capital stock of Split-Off Subsidiary to two individuals who were the pre-Merger majority stockholders of Holdings and Holdings' former officers and sole director (the “Split-Off”), in consideration of and in exchange for (a) the surrender and cancellation of an aggregate of all shares of Holdings' common stock held by such individuals (which were cancelled and resumed the status of authorized but unissued shares of our common stock) and (b) certain representations, covenants and indemnities.

Accounting for Reverse Merger

Ekso Bionics, as the accounting acquirer, recorded the Merger as the issuance of stock for the net monetary assets of Holdings accompanied by a recapitalization. This accounting was identical to that resulting from a reverse merger, except that no goodwill or intangible assets were recorded. The historical financial statements of Holdings before the Merger have been replaced with the historical financial statements of Ekso Bionics before the Merger in filings with the SEC subsequent to the Merger, including this filing. The Merger is intended to be treated as a tax-free exchange under Section 368(a) of the Internal Revenue Code of 1986, as amended.

Retroactive Conversion of all Share and Per Share Amounts

In accordance with reverse merger accounting guidance, amounts for Ekso Bionics' historical (pre-merger) common stock, preferred stock and warrants and options to purchase common stock including share and per share amounts have been retroactively adjusted using their respective exchange ratios in these financial statements, except for the pre-Merger amounts shown in the Statement of Stockholders' Equity (Deficit) or unless otherwise disclosed. The conversion ratios were 1.5238, 1.6290, 1.9548 and 1.9548 for shares of common stock, Series A preferred stock, Series A-2 preferred stock and Series B preferred stock, respectively.

Repayment of 2013 Bridge Note

In November 2013, in anticipation of the Merger and related private placement offering, Ekso Bionics completed a private placement to accredited investors of $5,000 of its senior subordinated secured convertible notes (the “2013 Bridge Notes”). Upon the closing of the Merger and the private placement offering described below, the $5,000 in outstanding principal and $83 of accrued interest of the 2013 Bridge Notes automatically converted into 5,000,000 Units (as defined below), and investors in the 2013 Bridge Notes received warrants to purchase 2,500,000 shares of common stock at an exercise price of $1.00 per share for a term of three years (the “Bridge Warrants”). The Bridge Warrants had weighted average anti-dilution protection, subject to customary exceptions.

Private Placement Offering

Concurrently with the closing of the Merger and in contemplation of the Merger, the Company held a closing of a private placement offering (the “PPO”) in which it sold 20,580,000 Units at a purchase price of $1.00 per Unit, with each Unit consisting of one share of common stock plus a warrant (the “PPO Warrants”) to purchase an additional share of common stock of the Company at $2.00 per share with a five year term (the “Units”). Included in the initial Unit sales were 5,000,000 Units that were issued upon conversion of the 2013 Bridge Notes mentioned above. Between January 29, 2014 and February 6, 2014, the Company issued an additional 9,720,000 Units in subsequent closings of the PPO. As a result of issuing a total of 30,300,000 Units: (a) the Company received gross proceeds of $25,300, (b) $5,083 of debt and accrued interest attributable to the 2013 Bridge Notes was settled with the issuance of 5,000,000 Units, (c) a net of $2,553 of our Senior Note Payable (as defined below) was paid off, and (d) we incurred offering costs of $3,338.

Investors in the Units had weighted average anti-dilution protection with respect to the shares of common stock included in the Units if within 24 months after the final closing of the PPO the Company issues additional shares of common stock or common stock equivalents (subject to customary exceptions, including but not limited to issuances of awards under the Company's 2014 Equity Incentive Plan) for consideration per share less than $1.00. The PPO warrants had weighted average anti-dilution protection, subject to customary exceptions.

In connection with the conversion of the 2013 Bridge Notes and the PPO, the placement agent for the PPO and its sub-agents were paid an aggregate commission of $3,030 and were issued warrants to purchase an aggregate of 500,000 shares of our common stock, with an exercise price per share of $1.00 and a term of five years (“Bridge Agent Warrants”) and warrants to purchase an aggregate of 2,500,000 shares of common stock with a term of five years and an exercise price of $1.00 per share (the “PPO Agent Warrants”). The Bridge Agent Warrants and PPO Agent Warrants have weighted average anti-dilution protection, subject to customary exceptions.

In November 2014, the holders of a majority of the then outstanding warrants approved an amendment to remove the price-based anti-dilution provisions in the Bridge Warrants, PPO Warrants, Bridge Agent Warrants and PPO Agent Warrants (see Note 13, Capitalization and Equity Structure - Warrants).

Offer to Amend and Exercise

In November 2014, the Company consummated an offer to amend and exercise (the “Offer to Amend and Exercise”) its PPO Warrants at a temporarily reduced exercise price. Pursuant to the Offer to Amend and Exercise, an aggregate of 22,755,500 PPO Warrants were tendered by their holders and were amended to reduce the exercise price from $2.00 to $1.00 per share of common stock, and to restrict the ability of the holder of shares issuable upon exercise of the amended warrants to sell, make any short sale of, loan, grant any option for the purchase of, or otherwise dispose of any of such shares without the prior written consent of the Company for a period of 50 days after the Expiration Date.

In connection with the Offer to Amend and Exercise, the holders of a majority of the then outstanding PPO Warrants, Bridge Warrants, PPO Agent Warrants and Bridge Agent Warrants approved an amendment to remove the price-based anti-dilution provisions in those warrants (see Note 13, Capitalization and Equity Structure - Warrants).

2014 Equity Incentive Plan

Before the Merger, the Board of Directors adopted, and the stockholders approved, the 2014 Equity Incentive Plan, which provides for the issuance of incentive awards of up to 14,410,000 shares of common stock to officers, key employees, consultants and directors. In connection with the Merger, options to purchase Ekso Bionics common stock outstanding immediately prior to the Merger were converted into an aggregate of 7,602,408 shares of Holdings issued under the 2014 Equity Incentive Plan.

On the closing of the Merger, the Board granted to officers and directors options to purchase an aggregate of 2,300,000 shares of common stock under the 2014 Plan.